Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2013
Reportable Segments Tables [Abstract]
Revenues by segment [Table Text Block]
Year Ended December 31,	2013	2012	2011
Revenues:
Entertainment	$8,645	$7,694	$7,457
Cable Networks	2,069	1,772	1,621
Publishing	809	790	787
Local Broadcasting	2,696	2,774	2,689
Corporate/Eliminations	(214)	(210)	(173)
Total Revenues	$14,005	$12,820	$12,381

Intercompany revenues by segment [Table Text Block]
Year Ended December 31,	2013	2012	2011
Intercompany Revenues:
Entertainment	$208	$203	$160
Cable Networks	—	—	1
Local Broadcasting	17	19	20
Total Intercompany Revenues	$225	$222	$181

Segment OIBDA and reconciliation to consolidated net earnings (loss) [Table Text Block]
Year Ended December 31,	2013	2012	2011
Segment OIBDA:
Entertainment	$1,758	$1,549	$1,431
Cable Networks	898	811	707
Publishing	113	89	92
Local Broadcasting	898	957	849
Corporate	(332)	(292)	(301)
Total Segment OIBDA	3,335	3,114	2,778
Restructuring charges	(20)	(19)	(42)
Impairment charges	—	(11)	—
Depreciation and amortization	(290)	(306)	(313)
Operating income	3,025	2,778	2,423
Interest expense	(375)	(401)	(433)
Interest income	8	5	5
Net loss on early extinguishment of debt	—	(32)	—
Other items, net	7	7	(12)
Earnings from continuing operations before income
taxes and equity in loss of investee companies	2,665	2,357	1,983
Provision for income taxes	(878)	(812)	(681)
Equity in loss of investee companies, net of tax	(49)	(37)	(39)
Net earnings from continuing operations	1,738	1,508	1,263
Net earnings from discontinued operations,
net of tax	141	66	42
Net earnings	$1,879	$1,574	$1,305

Operating income (loss) by segment [Table Text Block]
Year Ended December 31,	2013	2012	2011
Operating Income (Loss):
Entertainment	$1,593	$1,381	$1,231
Cable Networks	877	785	684
Publishing	106	80	83
Local Broadcasting	807	848	750
Corporate	(358)	(316)	(325)
Total Operating Income	$3,025	$2,778	$2,423

Depreciation and amortization by segment [Table Text Block]
Year Ended December 31,	2013	2012	2011
Depreciation and Amortization:
Entertainment	$153	$161	$160
Cable Networks	20	26	23
Publishing	6	6	7
Local Broadcasting	86	90	99
Corporate	25	23	24
Total Depreciation and Amortization	$290	$306	$313

Stock-based compensation by segment [Table Text Block]
Year Ended December 31,	2013	2012	2011
Stock-based Compensation:
Entertainment	$56	$49	$45
Cable Networks	8	6	4
Publishing	4	3	3
Local Broadcasting	27	24	22
Corporate	127	65	60
Total Stock-based Compensation	$222	$147	$134

Capital expenditures by segment [Table Text Block]
Year Ended December 31,	2013	2012	2011
Capital Expenditures:
Entertainment	$101	$92	$94
Cable Networks	16	18	15
Publishing	4	5	7
Local Broadcasting	64	64	69
Corporate	27	21	14
Total Capital Expenditures	$212	$200	$199

Assets by segment [Table Text Block]
At December 31,	2013	2012
Assets:
Entertainment	$9,657	$9,023
Cable Networks	1,968	1,750
Publishing	1,026	1,033
Local Broadcasting	9,600	9,614
Corporate	661	1,053
Discontinued operations	3,475	3,993
Total Assets	$26,387	$26,466

Revenues by type [Table Text Block]
Year Ended December 31,	2013	2012	2011
Revenues by Type:
Advertising	$7,525	$7,191	$7,145
Content licensing and distribution	3,997	3,468	3,236
Affiliate and subscription fees	2,221	1,921	1,762
Other	262	240	238
Total Revenues	$14,005	$12,820	$12,381

Revenues by customer location [Table Text Block]
Year Ended December 31,	2013	2012	2011
Revenues:(a)
United States	$12,178	$11,275	$11,024
International	1,827	1,545	1,357
Total Revenues	$14,005	$12,820	$12,381

(a) Revenue classifications are based on customers' locations.

Long-lived assets by geographic area [Table Text Block]
At December 31,	2013	2012
Long-lived Assets: (b)
United States	$20,169	$19,850
International	533	722
Total Long-lived Assets	$20,702	$20,572

(b) Reflects total assets from both continuing and discontinued operations less current assets, investments and noncurrent deferred tax assets.